Document and Entity Information	Jan. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001302028
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	MANITEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	MI
Entity File Number	001-32401
Entity Tax Identification Number	42-1628978
Entity Address, Address Line One	9725 Industrial Drive
Entity Address, City or Town	Bridgeview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60455
City Area Code	(708)
Local Phone Number	430-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MNTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false